SCHEDULE OF DISAGGREGATION OF REVENUES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Primary Sector Markets - Public			$ 3,223,626	$ 2,503,439	$ 3,473,113	$ 606,541
Primary Sector Markets - Private			5,785,691	2,026,492	3,645,413	1,016,553
Primary Sector Markets - Not-for-Profit			245,266	98,374	122,302	284,836
Total Primary Sector Markets			9,254,583	4,628,305	7,240,828	1,907,930
CISO as a Service					20,550	216,000
Gap and Risk Assessment					4,779,231	1,483,672
Managed Security Services					1,099,749	208,023
Tech Connect Pro					640,218
Tech Connect Cloud					158,645
Tech Connect Security					53,674
Hardware					269,272
Other					219,489	235
Revenue	$ 3,745,008	$ 2,009,598	9,254,583	4,628,305	7,240,828	1,907,930
Major Service Lines - Compliance			3,336,795	2,519,958
Major Service Lines - Secured Managed Services			3,134,269	752,371
Major Service Lines - SOC Managed Services			352,535	301,760
Major Service Lines - vCisco			155,547	38,400
Major Service Lines - Technical Assessments			1,844,496	190,825
Major Service Lines - Forensics & I/R			265,567	554,069
Major Service Lines - Training			149,529	58,625
Major Service Lines - Other CyberSecurity Services			15,845	212,297
Managed Services [Member]
Product Information [Line Items]
Primary Sector Markets - Public
Primary Sector Markets - Private					1,733,144	405,153
Primary Sector Markets - Not-for-Profit					81,725	19,105
Total Primary Sector Markets					1,814,869	424,258
CISO as a Service					20,550	216,000
Gap and Risk Assessment
Managed Security Services					1,099,749	208,023
Tech Connect Pro					640,218
Tech Connect Cloud
Tech Connect Security					53,674
Hardware
Other					678	235
Revenue					1,814,869	424,258
Consulting Services [Member]
Product Information [Line Items]
Primary Sector Markets - Public					3,473,113	606,541
Primary Sector Markets - Private					1,912,269	611,400
Primary Sector Markets - Not-for-Profit					40,577	265,731
Total Primary Sector Markets					5,425,959	1,483,672
CISO as a Service
Gap and Risk Assessment					4,779,231	1,483,672
Managed Security Services
Tech Connect Pro
Tech Connect Cloud					158,645
Tech Connect Security
Hardware					269,272
Other					218,811
Revenue					$ 5,425,959	$ 1,483,672
Security managed services [Member]
Product Information [Line Items]
Primary Sector Markets - Public			3,179,047	2,498,371
Primary Sector Markets - Private			3,607,146	1,024,744
Primary Sector Markets - Not-for-Profit			192,953	89,374
Total Primary Sector Markets			6,979,146	3,612,489
Revenue	3,099,753	1,683,733	6,979,146	3,612,489
Major Service Lines - Compliance			3,336,795	2,519,958
Major Service Lines - Secured Managed Services			3,134,269	752,371
Major Service Lines - SOC Managed Services			352,535	301,760
Major Service Lines - vCisco			155,547	38,400
Major Service Lines - Technical Assessments
Major Service Lines - Forensics & I/R
Major Service Lines - Training
Major Service Lines - Other CyberSecurity Services
Professional services [Member]
Product Information [Line Items]
Primary Sector Markets - Public			44,579	5,068
Primary Sector Markets - Private			2,178,545	1,001,748
Primary Sector Markets - Not-for-Profit			52,313	9,000
Total Primary Sector Markets			2,275,437	1,015,816
Revenue	$ 645,255	$ 325,865	2,275,437	1,015,816
Major Service Lines - Compliance
Major Service Lines - Secured Managed Services
Major Service Lines - SOC Managed Services
Major Service Lines - vCisco
Major Service Lines - Technical Assessments			1,844,496	190,825
Major Service Lines - Forensics & I/R			265,567	554,069
Major Service Lines - Training			149,529	58,625
Major Service Lines - Other CyberSecurity Services			$ 15,845	$ 212,297